Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 4,785,102	$ 1,201,674	$ 97,382	$ 439,330	$ 250	$ 4,440	$ 6,528,179